Income Taxes and Tax Receivable Agreement - Schedule of Income Taxes Expenses (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal				$ 2,213	$ 0	$ 0
State				1,932	598	204
Total current tax expense				4,145	598	204
Deferred Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal				(710)	0	0
State				208	0	0
Total deferred tax expense (benefit)				(502)	0	0
Total provision for income taxes	$ 4,166	$ 4,166	$ 262	$ 3,643	$ 598	$ 204